Scope of Consolidation and Summary of Material Accounting Policies	12 Months Ended
Jun. 30, 2025
Scope of Consolidation and Summary of Material Accounting Policies
Scope of Consolidation and Summary of Material Accounting Policies

4.    Scope of Consolidation and Summary of Material Accounting Policies

4.1.Scope of consolidation

The consolidated financial statements include the accounts and results of the Company and its wholly owned subsidiaries.

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control commences until the date on which control ceases.

Besides LuxExperience B.V. the following subsidiaries are included in the scope of consolidation:

		Percentage of ownership
		As of June 30,	As of June 30,
Subsidiary	Location	2024	2025 (5)
Mytheresa Group GmbH	Munich, Germany	100%	100%
Mytheresa SE	Munich, Germany	100%	100%
Theresa Warenvertrieb GmbH	Munich, Germany	100%	100%
mytheresa.com GmbH	Munich, Germany	100%	100%
mytheresa.com Service GmbH	Munich, Germany	100%	100%
mytheresa Business Information Consulting Co. Ltd.	Shanghai, China	100%	100%
Mytheresa US Services Inc.	Delaware, United States	100%	100%
Mytheresa International Services GmbH (1)	Schkeuditz, Germany	100%	100%
Mytheresa APAC Services Limited (2)	Hong Kong, China	100%	100%
Mytheresa UK Services Ltd.(3)	London, United Kingdom	100%	100%
Mytheresa Spain Services S.L.U.(4)	Barcelona, Spain	100%	100%
YOOX NET-A-PORTER GROUP S.p.A.	Milan, Italy	—	100%
YOOX K. K.	Tokyo, Japan	—	100%
Mishang Trading (Shanghai) Co. Ltd.	Shanghai, China	—	100%
YOOX Asia Ltd.	Hong Kong, China	—	100%
Largenta Ltd.	London, United Kingdom	—	100%
The Net-a-Porter Group Ltd.	London, United Kingdom	—	100%
YNAP Corporation	New York, United States	—	100%
Mister Porter Ltd.	London, United Kingdom	—	100%
Mr Porter Ltd.	London, United Kingdom	—	100%
theOutnet Ltd.	London, United Kingdom	—	100%
Mr Porter Apothecary Ltd.	London, United Kingdom	—	100%
Da Vinci Holdings Ltd.	London, United Kingdom	—	100%
Feng Mao Trading (Shanghai) Co. Ltd.	Shanghai, China	—	100%
The Net-a-Porter Asia Pacific Ltd.	Hong Kong, China	—	100%
New King Group Ltd.	British Virgin Islands	—	100%
Shouke Ltd.	Hong Kong, China	—	100%
YNAP Middle East Holding Ltd.	London, United Kingdom	—	100%
E-LUX Middle East Holding Ltd.	Dubai, United Arab Emirates	—	100%
YNAP Middle East General Trading LLC	Dubai, United Arab Emirates	—	100%
(1)	Mytheresa International Services GmbH was founded in February 22, 2022.
(2)	Mytheresa APAC Services Limited was founded in February 28, 2022.
(3)	Mytheresa UK Services Ltd. was founded in May 13, 2022.
(4)	Mytheresa Spain Services S.L.U was founded in October 30, 2023.
(5)	All subsidiaries newly included as of June 30, 2025, relate to the acquisition of YNAP on April 23, 2025. As a result of this acquisition, LuxExperience B.V. obtained control over YNAP and its subsidiaries, which are fully consolidated as of June 30, 2025.
4.2.	Summary of material accounting policies

a)Current versus non-current classification

LuxExperience Group classifies assets and liabilities by maturity. They are regarded as current if they mature within one year or within the normal operating business cycle of LuxExperience Group. The normal operating business cycle, which is less than one year, begins with the procurement of inventory and ends with the receipt of cash or cash equivalents as consideration for the sale of inventory. Inventories, trade and other receivables, and trade and other payables are always presented as current items.

b)Foreign currency translation

LuxExperience Group’s consolidated financial statements are presented in Euro. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. Functional currency is defined as the currency of the primary economic environment in which each entity operates.

The assets and liabilities of entities with a functional currency other than the Euro, are translated into Euro at the exchange rates at the reporting date. The income and expenses of such companies are translated into Euro at the exchange rates at the dates of the transactions. Foreign currency translation differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve.

For entities with Euro as their functional currency, transactions denominated in foreign currencies are translated at the exchange rates prevailing on the date of transaction. Balance sheet items denominated in currencies other than Euro, are translated at the closing rate for each reporting period, with resulting translation differences recognized within finance expenses, net.

c)Revenue recognition

All revenue generated by LuxExperience Group is included within net sales on the consolidated statement of profit or loss and comprehensive income or loss.

LuxExperience Group generates revenue primarily from the sale of merchandise shipped to customers. In addition, LuxExperience also recognizes commission revenue for the rendering of services resulting from its Curated Platform Model (CPM), other commission-based services and certain Online Flagship Stores (OFS). Furthermore, LuxExperience generates additional revenue from advertising services, which represent an immaterial portion of total revenues compared to the primary revenue streams described above.

Management applies the following five step model when determining the timing and amount of revenue recognition:

1.	Identifying the contracts with customers;
2.	Identifying the separate performance obligations;
3.	Determining the transaction price;
4.	Allocating the transaction price to separate performance obligations; and
5.	Recognizing revenue when each performance obligation is satisfied.

All revenues of LuxExperience Group qualify as contracts with customers and fall in the scope of IFRS 15.

LuxExperience Group recognizes revenues to reflect the transfer of goods or services to customers at an amount that represents the consideration the entity expects to receive including fixed amounts, variable amounts or both, such as returns, rebates and discounts.

Shipping and payment costs consist primarily of shipping fees paid to our delivery providers, packaging costs, delivery duties paid for international sales and payment processing fees paid to third parties. Shipping and payment costs fluctuate based on the number of orders shipped.

Retail sales

LuxExperience acts as a principal and sells merchandise through its online website as well as physical stores. Revenue is recognized when control of the goods is transferred to the customer, which occurs upon delivery to the customer or point of sale for sales in physical stores.

Goods sold for online sales to the customers can in most cases be returned or exchanged within 14 to 30 days of receipt of the goods based on the General Terms and Conditions. For expected returns, LuxExperience Group recognizes a refund liability as a reduction of revenue and a corresponding right of return asset as reduction of cost of sales, based on actual returns as of the date of authorization for issue of the financial statements as well as and expected future return rates that is derived from historical data.

Delivery occurs when the products have been shipped to the specific location, the risks of loss have been transferred to the customer, and either the customer has accepted the products in accordance with the sales contract, the acceptance provisions have lapsed or LuxExperience Group has objective evidence that all criteria for acceptance have been satisfied. A contract liability is therefore recognized for products which have been shipped, but delivery to the customer has not yet occurred. The related revenue is recognized when the customer obtains control of the product. A contract liability is also recognized from the sale of gift cards and vouchers. As the entity expects to be entitled to a breakage amount, it recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by the customer. The expected breakage is based on historical data adjusted for current expectations.

LuxExperience Group assesses all promised goods and services and identified performance obligations at contract inception. Contracts with customers include a single performance obligation, for example, the sale of a distinct bundle of goods, including related activities to provide these goods and services (packaging, shipping, credit card processing, settlement of duties and other transaction processing activities). As these related activities are not distinct performance obligations, revenue for these services is recognized concurrently with the delivery of the product.

No element of financing is deemed present as sales require immediate upfront payment from the customer, and satisfaction of the performance obligation is within a short period of time, which is consistent with market practice.

Variable consideration might occur in form of promotional discounts, discounts and right of returns or return vouchers. LuxExperience Group includes variable consideration estimated in accordance with IFRS 15.53 in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. As the contracts include only a single performance obligation, the transaction price is allocated to that performance obligation.

Commission sales

This revenue stream is related to the sale of goods which are stored in LuxExperience’s warehouses but not owned by LuxExperience as a transfer of ownership to LuxExperience does not happen (e.g. the Curated Platform Model (CPM), which provides sellers (brand partners) the ability to sell their goods to customers on the Mytheresa platform.) In this case, LuxExperience generates a commission fee (normally a percentage of the selling price), which is based on agreements with brand partners.

LuxExperience’s performance obligation with respect to these transactions is to arrange the transaction through its online platform and to provide related services, which include shipping and payment-related activities.

Those are not considered separate promises to the end customer and therefore the revenue recognition of the related fees occurs concurrently with the commission which is when goods are delivered to the end customer.

However, the Group does not obtain control over the goods in advance of transferring the goods to the end customer and does not have any discretion in setting the price of the goods to be sold, nor does it bear the inventory risk for the goods to be shipped to the customer. As such, the Group is considered to be an agent in these transactions and recognizes revenue on a net basis for the agreed upon commission at the point in time when the goods are delivered to the end customer. For expected returns, LuxExperience Group recognizes a refund liability for commissions that will be refunded upon return of the goods.

d)Intangible assets and goodwill

LuxExperience Group’s intangible assets and goodwill primarily result from the acquisition of the Mytheresa operations by Mytheresa Group GmbH (“MGG”) in 2014. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The useful life of intangible assets is assessed as either finite or indefinite.

Intangible assets with a finite useful life

Intangible assets with a finite useful life consist of licenses and software. Development costs for internally generated intangible assets are only capitalized if the recognition criteria in IAS 38 are met. Intangible assets with a finite life are amortized over their estimated useful economic life on a straight-line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method of intangible assets with a finite useful life are reviewed at least annually, with any changes treated as changes in accounting estimates. Changes in the expected useful life or the expected pattern of consumption of the assets’ future economic benefits are considered when assessing the amortization method and useful life of the asset.

Amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit or loss and comprehensive income or loss within depreciation and amortization.

The estimated useful life of licenses is based on the contractual term period and for software is typically three years.

Intangible asset with indefinite life

LuxExperience Group recognizes trademarks intangible assets for Mytheresa brand names. As the trademarks are core to the business and as there is no foreseeable limit to the future cash flows generated by the intangible asset, trademarks are assessed as indefinitely lived. LuxExperience Group assesses trademarks for impairment and potential changes in useful life annually in the fourth fiscal quarter, or when an event becomes known that may trigger impairment.

Goodwill

LuxExperience Group’s goodwill originated from the MGG acquisition in 2014 and represents the difference between the purchase price and the net identifiable assets acquired.

Goodwill is not amortized but reviewed for impairment at least annually. LuxExperience Group consists of cash-generating units (“CGUs”), which represent the lowest level at which goodwill is monitored for internal management purposes. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU to its carrying value. Goodwill is reduced by the amount of impairment, if any. If the impairment exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGU are reduced by the excess on a pro-rata basis. The Company tests goodwill for impairment annually in the fourth fiscal quarter of the year, or when an event becomes known that may trigger impairment.

e)Property and equipment

Property and equipment is stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any. Historical cost includes any expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use.

Property and equipment is depreciated on a straightline basis over each asset’s expected useful life. When significant parts of a fixed asset have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods, useful lives and residual values are reviewed at least annually and adjusted prospectively, if appropriate.

LuxExperience Group applies the following useful lives when estimating depreciation of property and equipment, net:

Asset type	Estimated useful life
Construction in progress	—
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Construction in progress are being capitalized but not depreciated yet.

If a leasehold improvement is expected to be in use after the expected expiration date of its associated lease, then it is depreciated over its estimated useful life.

All repair and maintenance costs are expensed when incurred.

LuxExperience Group assesses property and equipment, net for impairment whenever there is an indication of potential impairment.

f)Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement. LuxExperience Group assesses at the inception of the contract whether the contract is or contains a lease.

LuxExperience Group’s leases consist of real estate,company cars and equipment. Lease terms are negotiated on an individual basis and may contain a range of different terms and conditions. Lease contracts may be negotiated for fixed periods or include extension options.

To determine the lease terms, all facts and circumstances which offer economic incentives to exercise extension options are included. If it is reasonably certain that a lease term will be extended, the related extension option is included. The lease terms include fixed payments as well as variable payments that depend on an index.

Extension options are included in the determination of the lease liability to the extent that it is reasonably certain that those options will be exercised by LuxExperience Group. Management of LuxExperience Group reviews forecasts, planned growth and facility capacity when determining whether an extension option is reasonably certain to be exercised.

The lease liability is subsequently measured as the present value of the expected lease payments. To determine the present value, LuxExperience Group discounts the remaining lease payments with the incremental borrowing rate of the lessee. The incremental borrowing rate is the interest rate that LuxExperience Group would be required to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset as the underlying lease agreement in a similar economic environment. LuxExperience Group applied incremental borrowing rates between 0.96% and 7.5% for the periods presented.

Right-of-use assets are measured at cost at the date of lease commencement. The cost is comprised of the initial lease liability measurement and any lease payments made before the commencement date, less any lease incentives received and estimated cost of dismantling and removing the underlying asset incurred by the lessee.

After the commencement date, LuxExperience Group measures right-of-use assets at cost less accumulated depreciation and any accumulated impairment losses.

For subsequent measurement, the carrying amount of the lease liability is increased to reflect the interest on the lease liability and reduced to reflect the lease payments made. The finance expenses associated with the lease term are recognized in the consolidated statement of profit or loss and comprehensive income or loss over the lease term.

To date, no impairment losses have been identified on LuxExperience Group’s right-of-use assets.

LuxExperience Group elected to apply the exemptions for short-term leases and low-value leases in accordance with IFRS 16. Short-term leases are leases with a duration of 12 months or less from the date of the inception. Low value leases are leases of equipment with contract amounts below EUR 10 thousand. Lease payments associated with short-term leases or low value leases are expensed on a straight-line basis over the lease term. Accordingly, no right-of-use assets or lease liabilities are recognized for short-term leases or low value leases.

g)Inventories and Cost of Sales

Inventories are measured at the lower of cost and net realizable value. The cost of inventories in the Luxury | Mytheresa and Luxury | NAP & MRP segments is determined using the weighted average cost method. Within the Off-Price | YOOX & THE OUTNET segment, inventories of the Outnet are also measured using the weighted average cost method, while inventories of YOOX are measured using the retail inventory method. Under the retail inventory method, cost is determined by applying a cost-to-retail percentage across groupings of similar items, which are defined as individual purchases from suppliers and purchases made in bulk. The cost-to-retail percentage is applied to ending inventory at its current owned retail valuation to determine the cost of ending inventory for each grouping. In applying the retail inventory method, the Group establishes reserves to reduce the carrying amount of inventories to net realizable value based on current selling prices when items have not yet been marked down to market. Costs of purchased inventory are determined net of applicable rebates and discounts.Inventory is written down when its net realizable value is below its carrying amount. LuxExperience Group estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale. When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

The carrying amount of inventories is expensed as inventories are sold and recognized in cost of goods sold. Write-downs to net realizable value and losses are expensed in the period they occur. Any reversal of write-downs is recognized in the period the reversal occurs.

Cost of sales, exclusive of depreciation and amortization includes the cost of merchandise sold, net of trade discounts, in addition to inventory write-offs and delivery costs of product from our brand partners to our distribution centers, where we act as the principal. These costs fluctuate with changes in net sales and changes in inventory write-offs due to inventory aging. For commission sales, we do not incur cost of sales as the purchase price of the goods sold is borne by the brand partner.

h)Financial instruments—Initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one party and a financial liability or equity instrument of another party. These include both non-derivative financial instruments, such as trade and other receivables and payables, and derivative financial instruments, such as foreign exchange contracts.

Financial instruments are recognized when LuxExperience Group becomes party to the contractual provisions of the financial instrument. Generally, purchases and sales of financial assets are initially recognized at the settlement date.

Upon initial recognition, all financial assets and financial liabilities are measured at fair value plus or minus any directly attributable transaction costs, unless a financial instrument is classified at fair value through profit or loss.

LuxExperience Group categorizes all financial assets and financial liabilities at initial recognition. LuxExperience Group generally do not require collateral or other security from our customers.

Measurement categories

Financial assets and financial liabilities are grouped into the following categories according to IFRS 9:

●	measured at amortized cost (“AC”), which includes LuxExperience Group’s cash and cash equivalents, trade and other receivables and other assets, as well as trade and other payable, liabilities to banks, and
●	measured at fair value through profit or loss (“FVTPL”), which includes LuxExperience Group’s free-standing derivatives (foreign exchange options) with a positive or negative fair value.

Classification of financial assets depends on the business model used for managing financial assets and on the characteristics of the contractual cash flows involved. Financial assets are classified within AC category only when they are held exclusively to collect the contractual cash flows and when their contractual terms comprise cash flows that are solely payments of principal and interest on the principal amount outstanding. With the exception of derivatives, all financial assets are classified at AC.

Cash and cash equivalents consist of cash held at banks or financial institutions, with a bank license e.g. PayPal and cash on hand. Trade and other receivables are generally accounted for at AC less any impairment using the simplified approach. Deposits granted for rent which are not related to credit lines are recorded under Non-current financial assets as restricted cash since they are not available for use in the operating business of LuxExperience Group. Non-current financial assets are recognized at nominal value.

Financial liabilities are generally classified at amortized cost. There are some exceptions, for example financial liabilities at fair value through profit or loss including derivatives not designated as hedging instruments. Financial liabilities need to be analyzed to determine whether they contain any embedded derivative. If the embedded derivative is not closely related to the host contract, such derivatives must be separated and be accounted for separately at FVPL.

Subsequent measurement

Financial assets and financial liabilities in the AC category are subsequently measured using the effective interest method. Using the effective interest method, all directly attributable fees, consideration paid or received, transaction costs and other premiums or discounts included in the calculation of the effective interest rate are amortized over the expected term of the financial instrument. Interest income and expenses from the application of the effective interest method are presented as finance income, net in the consolidated statement of profit or loss and comprehensive income or loss.

Financial assets and financial liabilities in the FVTPL category are subsequently measured at fair value, with changes in value recognized in the consolidated statement of profit or loss and comprehensive income or loss.

Impairment

The Group applies the simplified approach in accordance with IFRS 9.5.5.15 for its trade receivables where the loss allowance is always measured at an amount equal to lifetime expected credit losses. Each exposure is allocated to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts and cash flow projections and available press information about customers). Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by geographic region and industry classification and an ECL rate is calculated for each segment based on delinquency status and actual credit loss experience over the past years. These rates are adjusted to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions as well as the Group’s view of economic conditions over the expected life of the receivables.

LuxExperience Group considers a financial asset to be in default when:

●	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
●	the financial asset is more than 90 days past due.

LuxExperience Group applies this general approach for cash and cash equivalents as well as other assets. These assets are considered to have a low credit risk when the issuer has a strong capacity to meet its contractual cash flow obligations in the near term. Cash and cash equivalents are only placed at banks and financial institutions with a bank license with credit ratings of investment grade or higher. Rental deposits are trust assets that, in case of a default of the counterparty, are separated from insolvency estate and are paid back primarily. Considering that, the impairment for these assets is not material.

Hedge Accounting

LuxExperience Group is exposed to currency risks as a result of participating in business activities outside the Euro zone. LuxExperience Group uses selected foreign currency forward contracts to hedge and thus limit currency risks from sales in foreign currencies. The sales are hedged each fiscal year so that no forward contracts are still in place at the balance sheet date. Currency risks are managed centrally within LuxExperience Group. Regular reports on the Group-wide development of risks and open positions with currency risk are made.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. LuxExperience Group only enters into foreign exchange derivatives (“foreign exchange forwards”) that are all designated as hedges of the foreign currency risk associated with the cash flows of highly probable forecast sales denominated in foreign currency. LuxExperience Group determines the existence of an economic relationship between the hedging instrument and the hedged underlying sales transaction on the basis of the currency, amount and timing of their respective cash flows. As changes in the cash flows of the hedging instrument offset changes in the cash flows of the hedged transaction offset, the relationship is effective. Potential sources of ineffectiveness are changes of the payment dates or a reduction in the total amount of the hedged item and a significant change of the credit risk of either party to the hedging relationship. Ineffective cash flow hedges in the periods presented were immaterial.

At the inception of a hedge relationship, LuxExperience Group documents the economic relationship between the hedging instruments and hedged items, including whether changes in the fair value of the hedged items are offset by changes in the fair value of the hedging instruments. LuxExperience Group documents its risk management objective and strategy for undertaking its hedging transactions. Detailed information on risk management and risks arising from LuxExperience Group’s financial instruments can be found in Note 29.

A hedging relationship qualifies for hedge accounting only if all of the following requirements for hedge effectiveness are met: there is an economic relationship between the hedged item and the hedging instrument, the effect of the credit risk does not dominate the changes in value that result from this economic relationship, the hedging relationship is the same as that which results from the amount of the hedged item that the Company actually hedges and the amount of the hedging instrument that the Company actually uses to hedge that amount of the hedged item. Hedging instruments are expected to be highly effective in achieving offsetting changes in cash flows. Hedging instruments are reviewed on an ongoing basis to determine that they have actually been highly effective throughout the financial year for which they are designated.

LuxExperience Group applies cash flow hedge accounting, whereby the spot component of the forward exchange contracts is designated as the hedging instrument. The effective portion of changes in the fair value of the designated cash component is recognized in the hedge reserve in other comprehensive income (“OCI I”, “cash flow hedge reserve”) within equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. In addition, LuxExperience Group recognizes changes in fair value related to the forward element in other comprehensive income (“OCI II”, “Cost of Hedging Reserve”) within equity. Amounts accumulated in equity are reclassified in the periods in which the hedging instrument affects profit or loss.

Application of hedge accounting in fiscal year 2025 resulted in a €953 thousand decrease to net sales. If hedge accounting had not been applied, the amounts would have been recognized immediately within other income (expense), as free-standing derivatives.

Derecognition

A financial asset is derecognized when the contractual rights to receive cash flows from the financial assets have expired or have been transferred and LuxExperience Group substantially transferred all rewards and risks associated with the ownership. In the case of sales of trade receivables, essentially all rewards and risks are transferred to the buyer of the receivables.

Financial liabilities are derecognized when the obligation under the liability is settled, cancelled or expired.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to settle or transfer a liability in an orderly transaction between market participants as of the measurement date in the principal or, in its absence, the most advantageous market to which LuxExperience Group has access at that date. The fair value of a liability reflects its non-performance risk.

A number of LuxExperience Group’s accounting policies and disclosures require the measurement of fair value for both financial and non-financial assets and liabilities. LuxExperience Group measures the fair value of an instrument using the quoted price in an active market for that instrument, if such price is available. A market is regarded as “active” if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then LuxExperience Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all factors that market participants would take into account in pricing a transaction.

Based on the input parameters used for valuation the fair values have to be assigned to one of the following levels of the fair value hierarchy:

●	Level 1: Quoted (unadjusted) market prices in active markets for identical assets and liabilities,
●	Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices), and
●	Level 3: Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

Foreign exchange forwards are valued according to their present value of future cash flows based on forward exchange rates at the balance sheet date. The fair values of these instruments are also considered as level 2 fair values.

There were no transfers between the different levels of the fair value hierarchy as of June 30, 2024 and June 30, 2025. LuxExperience Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

i)Provisions

LuxExperience Group recognizes provisions when it has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The increase in provision due to the passage of time is recognized as finance expenses.

j)Income taxes

Current income taxes

Current income tax is the expected tax payable or receivable based on the taxable income or loss for the period and the tax laws that have been enacted or substantively enacted as of the reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes tax liabilities where appropriate on the basis of amounts expected to be paid to the tax authorities. In case of uncertainties related to income taxes, they are accounted for in accordance with IFRIC 23 and IAS 12 based on the best estimate of those uncertainties.

Current income taxes are calculated based on the respective local taxable income and local tax rules for the period. In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed, however, excluding interest expenses and interest refunds and penalties on the underpayment of taxes. In cases for which it is probable that amounts declared as expenses in the tax returns might not be recognized (uncertain tax positions), a liability for income taxes is recognized. The amount is based on the best estimate of the expected tax payment (expected value or most likely amount).

Deferred taxes

Deferred taxes are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable income and are accounted for using the balance sheet-liability method.

Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized.

Current and deferred tax is charged or credited in the consolidated statement of profit or loss and comprehensive income or loss, except when it relates to items charged or credited directly to equity, in which case the current or deferred tax is also recognized directly in equity.

Deferred tax assets or liabilities are calculated on the basis of temporary differences between the tax basis and the financial reporting of assets and liabilities including differences from consolidation and on unused tax losses carried forward. For this purpose, deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognized to the extent that it is probable that there will be future taxable income available against which the deductible temporary differences and tax-losses carried forward can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be recovered.

LuxExperience Group establishes tax liabilities on the basis of expected tax payments. Liabilities for trade taxes, corporate taxes and similar taxes on income are determined based on the taxable income of the consolidated entities less any prepayments made. Calculation of tax liabilities is based on the recent tax rates applicable in the tax jurisdiction of LuxExperience Group.

k)Segment reporting

An operating segment is a component of LuxExperience Group that engages in business activities from which it may earn revenues and incur expenses and for which discrete financial information is available and used by the Chief Operating Decision Maker (“CODM”) to make decisions around resource allocation and review operating results of LuxExperience Group. LuxExperience Group identified its Chief Executive Officer and Chief Financial Officer as the CODM, collectively. LuxExperience Group does not separately present net sales by product category, because such information is not maintained on a basis consistent with IFRS and the preparation of such information would be unduly costly.

l)Impairment of non-financial assets excluding Goodwill and intangible assets

LuxExperience Group assesses whether an asset may be impaired at each reporting date. If any indication of impairment exists, or when annual impairment testing for such an asset is required, LuxExperience Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal or its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

LuxExperience Group bases its impairment calculation on detailed budgets and forecasted cash flows, which generally cover a period of five years. Impairment losses are recognized in the consolidated statement of profit or loss and comprehensive income or loss in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill and indefinite lived intangible assets, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or has decreased. If such indication exists, LuxExperience Group estimates the asset’s or CGU’s recoverable amount.

Impairment losses relating to goodwill cannot be reversed in future periods.

m)Management equity incentive plan

Share-based compensation arrangements

The grant-date fair value of equity-settled share-based compensation arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Cash-settled transactions

For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured at the fair value of the liability. At each balance sheet date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the reporting period. See note 28 on share-based compensation for further details. The company intends to continue to settle all remaining awards in equity.

4.3.	Changes in accounting policies and disclosures

New and Revised standards
Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants (Amendments to IAS 1, Presentation of Financial Statements)
Lease Liability in a Sale-and-Leaseback (Amendments to IFRS 16, Leases)
Supplier Finance Arrangements (Amendment to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures)

The amendments included above do not have a material effect on the consolidated financial statements and thus no further details are disclosed.

a)	New and revised standards issued, but not yet effective

At the date of authorization of these financial statements, LuxExperience Group has not applied the following new and revised IFRS standards that have been issued, but are not yet effective:

Revised standard	Effective date

Lack of Exchangeability (Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates)	January 1, 2025

Classification and Measurement of Financial Instruments, and Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures)

January 1, 2026
Annual Improvements to IFRS Accounting Standards (Volume 11)	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027

(A)	Amendment

A number of new accounting standards, amendments and interpretations have been published that are not mandatory for reporting periods ended June 30, 2025 and have not been early adopted by LuxExperience. Except for IFRS 18, Presentation and Disclosure in Financial Statements, these standards, amendments, and interpretations not yet effective are not expected to have a significant impact on the Group’s consolidated financial statements as of the date of authorization for issuance. IFRS 18, Presentation and Disclosure in Financial Statements will be effective for periods beginning on or after January 1, 2027. The Group is currently assessing the potential impact of this standard.

b)	Global minimum top-up tax

LuxExperience applied “International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)” after its publication on May 23, 2023. The amendments contain a temporary, mandatory, and immediately applicable exemption from the recognition of deferred taxes resulting from the introduction of global minimum taxation; they also require, if already possible, specific disclosures in the notes on the impact of the minimum taxation (see note 26).

The mandatory exemption is to be applied retrospectively. However, for the fiscal year 2025, the Group applied the temporary IAS 12 exemption related to Pillar Two and made use of the Transitional CbCR Safe Harbour exemption, resulting in no deferred taxes recognized in connection with global minimum taxation.